WARRANTS: Warrants to purchase common shares (Details) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Dec. 31, 2012
Shares, Balance		0
Shares, Granted	1,000,000	1,080,000
Shares, Exercised		0
Shares, Cancelled		0
Shares, Balance		1,080,000
Shares, exercisable		1,080,000
Weighted Average Exercise Price, Balance (in dollars per share)		$ 0
Weighted Average Exercise Price, Granted (in dollars per share)	$ 0.7	$ 0.70
Weighted Average Exercise Price, Cancelled (in dollars per share)		$ 0
Weighted Average Exercise Price, Balance (in dollars per share)		$ 0.70